SEGMENTED INFORMATION (Details 2) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Exploration And Evaluation Assets - Mexico	$ 46,370	$ 11,052
Exploration And Evaluation Assets - Canada	1	1
Total Exploration And Evaluation Assets	$ 46,371	$ 11,053